Acquisition - Summary of Acquisition Date Fair Value of the Consideration Transferred (Details) - Dutch Dna Biotech BV [Member] $ in Thousands	Jul. 01, 2021 USD ($)
Asset Acquisition [Line Items]
Cash	$ 11,451
Contingent consideration	8,760
Total Dutch DNA consideration	35,298
Class A common stock [Member]
Asset Acquisition [Line Items]
Fair value	$ 15,087